ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

360 FINANCE, INC.

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited combined and consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2018, was more than 25% of the Company’s combined and consolidated net assets as of December 31, 2018.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2018	2018
	RMB	USD
ASSETS
Cash and cash equivalents	336,154	48,892
Amount due from a subsidiary	1,363,117	198,257
Investments in subsidiaries and VIEs	2,766,538	402,376
TOTAL ASSETS	4,465,809	649,525
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	11,632	1,692
Amount due to a subsidiary	13,981	2,033
TOTAL LIABILITIES	25,613	3,725
EQUITY
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized, 287,652,707 shares issued and outstanding as of December 31, 2018, respectively)	20	3
Additional paid-in capital	4,866,756	707,840
Accumulated deficit	(430,263)	(62,579)
Other comprehensive income	3,683	536
TOTAL EQUITY	4,440,196	645,800
TOTAL LIABILITIES AND EQUITY	4,465,809	649,525

360 FINANCE, INC.

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended
	December 31,	December 31,
	2018	2018
	RMB	USD
Operating costs and expenses	(10,367)	(1,508)
Interest income	187	27
Foreign exchange losses	(11,518)	(1,676)
Net loss before taxes and income from equity in subsidiaries and VIEs	(21,698)	(3,157)
Equity in earnings of subsidiaries and VIEs	1,215,009	176,715
Net income before taxes	1,193,311	173,558
Income tax expenses	—	—
Net income	1,193,311	173,558
Deemed dividend	(3,097,733)	(450,547)
Net loss attributable to ordinary shareholders of the Company	(1,904,422)	(276,989)

360 FINANCE, INC.

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended
	December 31,	December 31,
	2018	2018
	RMB	USD
Net income	1,193,311	173,558
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	3,683	536
Other comprehensive income	3,683	536
Total Comprehensive income	1,196,994	174,094
Deemed dividend	(3,097,733)	(450,547)
Comprehensive loss attributable to ordinary shareholders	(1,900,739)	(276,453)

360 FINANCE, INC.

CONDENSED STATEMENTS OF CASH FLOWS

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended
	December 31,	December 31,
	2018	2018
	RMB	USD
Cash Flows from Operating Activities:
Net income	1,193,311	173,558
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(1,215,009)	(176,715)
Changes in operating assets and liabilities	—	—
Accrued expenses and other current liabilities	8,559	1,245
Amounts due from a subsidiary	(1,346,627)	(195,858)
Net cash used in operating activities	(1,359,766)	(197,770)
Cash Flows from Financing Activities:	—	—
Proceeds from issuance of ordinary share upon IPO	327,236	47,595
Payment of IPO costs	(12,100)	(1,760)
Proceeds from series B convertible redeemable preferred shares	1,393,812	202,722
Net cash provided by financing activities	1,708,948	248,557
Effect of foreign exchange rate changes	(13,028)	(1,895)
Net increase in cash and cash equivalents	336,154	48,892
Cash, cash equivalents, and restricted cash, beginning of year	—	—
Cash, cash equivalents, and restricted cash, end of year	336,154	48,892

Notes to condensed financial statements

1.

360 Finance, Inc. was founded in April 2018 in Cayman Islands. The condensed full year result of the Company has been prepared assuming the Reorganization (see Note 1 in the combined and consolidated financial statements) was in effect from January 1, 2018.

2.

The condensed financial statements of 360 Finance, Inc. have been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

3.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

4.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Combined and Consolidated Financial Statements.